Intangible assets - Allocation of amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Amortization of intangible assets (Note 6)	$ 36,372	$ 32,375	$ 2,455,243
Discontinued operations
Intangible assets
Amortization of intangible assets (Note 6)			2,288,550
General and administrative expenses
Intangible assets
Amortization of intangible assets (Note 6)	36,372	32,375	$ 166,693
Accumulated depreciation and amortisation
Intangible assets
Amortization of intangible assets (Note 6)	$ 36,372	$ 32,375